Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Fair Value Measurements (Details) [Line Items]
Assets held trust account	$ 4,626,107	$ 253,027,240	$ 4,666,884
Interest pay tax obligations	1,034,596	0
Total Holdings	4,626,107
Public warrants	506,000
Fair value measurement		6,831,000
Cash	785,038	769,432	541,841
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Fair value measurement		2,588,667
U.S. Fixed Income Securities [Member]
Fair Value Measurements (Details) [Line Items]
Assets held trust account	$ 4,626,107	$ 253,027,240
Trust Account [Member]
Fair Value Measurements (Details) [Line Items]
Cash			$ 4,666,884